Consolidated Statements of Operations - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Revenues	$ 7,745,336	$ 6,130,886
Total Cost of Goods Sold	2,211,636	2,386,322
Gross Profit	5,533,700	3,744,564
Operating expenses:
Research and development (note 9)	4,128,155	3,462,558
General and administrative	12,933,696	13,559,009
Depreciation and amortization	141,051	429,139
Loss on disposal of fixed assets	22,312
Operating lease cost and rent	251,883	240,731
Total operating expenses	17,477,097	17,691,437
Loss from operations	(11,943,397)	(13,946,873)
Other income (expense), net:
Interest expense	(6,001,539)	(5,456,981)
Gain on settlement of debt	3,434,685	468,262
Total other income (expense), net	(2,566,854)	(4,988,719)
Net Loss	$ (14,510,251)	$ (18,935,592)
Net loss per share - basic	$ (0.07)	$ (0.16)
Net loss per share - diluted	$ (0.07)	$ (0.16)
Weighted average common share outstanding - basic	202,908,578	116,476,733
Weighted average common share outstanding - diluted	202,908,578	116,476,733
Cost of Goods Sold [Member]
Total Cost of Goods Sold	$ 159,020	$ 1,334,824
Depreciation and Amortization [Member]
Total Cost of Goods Sold	1,981,679	1,051,498
Loss on disposal of revenue earning devices [Member]
Total Cost of Goods Sold	$ 70,937